INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 2,346	$ 983
Work in progress	1,378	772
Finished products	5,872	5,063
Total inventory	$ 9,596	$ 6,818